Subsidiaries - Summary of Financial Information Before Intragroup Eliminations (Detail) (Parenthetical) - USD ($)			12 Months Ended
	Apr. 28, 2021	Oct. 15, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Significant Investments In Subsidiaries [Line Items]
TOTAL COMPREHENSIVE LOSS FOR THE YEAR			$ (51,382,417)	$ (31,590,582)	$ (17,095,153)
Net cash flows from (used in) operating activities			(38,405,247)	(33,995,550)	(15,052,990)
Jaguahr Therapeutics Pte. Ltd
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture		55.00%
TOTAL COMPREHENSIVE LOSS FOR THE YEAR			1,245,805	(1,897,844)	(1,718,666)
Net cash flows from (used in) operating activities			$ 1,329,107	$ (1,923,547)	$ (1,655,443)
Jaguahr Therapeutics Pte. Ltd | Top of Range [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture	55.00%
Jaguahr Therapeutics Pte. Ltd | Bottom of Range [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Proportion of ownership interest in joint venture	35.00%